ORDINARY SHARES (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended			12 Months Ended
	Jan. 22, 2014 USD ($) shares	May 31, 2019 CNY (¥) shares	May 31, 2019 USD ($) $ / shares shares	Feb. 28, 2018 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares
REFERRED SHARES
Authorized capital | $						$ 10
Ordinary shares, shares authorized						500,000,000		500,000,000
Common stock offering (in shares)		18,687,500	18,687,500	16,560,000					5,976,272	5,976,272
Ordinary shares, par value | $ / shares			$ 0.00002	$ 0.00002		$ 0.00002		$ 0.00002
Ordinary shares, shares outstanding						201,189,189		190,824,913
Issuance of shares (in shares)		18,687,500	18,687,500	16,560,000					5,976,272	5,976,272
Share price in ADR | $ / shares			$ 16.00	$ 18.15
Treasury stock, value, acquired, cost method | ¥					¥ 43,000		¥ 43,000
Amount of conversion of convertible securities							340,330	$ 16,000
payments of stock issuance costs			$ 4,000	$ 4,000	¥ 47,148	$ 6,836
Proceeds from issuance of ordinary shares		¥ 489,000	$ 71,000	$ 71,100			¥ 641,065
Issuance of shares | ¥									¥ 636,180
Private Placement
REFERRED SHARES
Common stock offering (in shares)	15,000,000			7,713,499
Issuance of shares (in shares)	15,000,000			7,713,499
Shares issue price per share | $ / shares			$ 4.00	$ 4.54
Issuance of shares | $	$ 126,300			$ 35,000
At-the-market offering
REFERRED SHARES
Proceeds from issuance of ordinary shares | $										$ 98,000
American Depositary Shares
REFERRED SHARES
Common stock offering (in shares)	3,750,000	4,671,875	4,671,875	4,140,000					1,494,068	1,494,068
Issuance of shares (in shares)	3,750,000	4,671,875	4,671,875	4,140,000					1,494,068	1,494,068
Treasury stock, shares, acquired							736,460	736,460	305,660	305,660
Treasury stock, value, acquired, cost method | ¥							¥ 29,000
Other Common Stock
REFERRED SHARES
Treasury stock, shares, acquired					2,945,840	2,945,840	1,222,640	1,222,640